Income Tax - Schedule of Major Components of Income Tax Assets (Detail) - GBP (£) £ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current income tax receivable
Current income tax receivable	£ 2,498	£ 1,761
Deferred tax asset
Deferred tax asset	125	117
U.K. [member]
Current income tax receivable
Current income tax receivable	2,496	1,759
U.S. [member]
Current income tax receivable
Current income tax receivable	2	2
Deferred tax asset
Deferred tax asset	£ 125	£ 117